Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 21, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A of DWS Communications Fund, DWS RREEF Real Estate Securities Fund, DWS RREEF Real Estate Securities Income Fund, and DWS RREEF Global Real Estate Securities Fund (each, a “Fund,” and collectively, the “Funds”), each a series of DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 130 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  The Amendment is being filed principally to reflect the termination of a sub-subadvisor for DWS RREEF Global Real Estate Securities Fund.  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2014.  No fees are required in connection with this filing.

For DWS Communications Fund, DWS RREEF Real Estate Securities Fund, and DWS RREEF Global Real Estate Securities Fund, the Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information for such Funds as filed with the Commission on April 29, 2013 in Post-Effective Amendment No. 122 to the Trust’s Registration Statement.  For DWS RREEF Real Estate Securities Income Fund, the Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information for said Fund as filed with the Commission on September 4, 2013 in Post-Effective Amendment No. 126 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

                       /s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes & Gray